ACQUISITIONS AND DISPOSITIONS (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Mobotec equipment design and build business	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2011 Vehicle Care division
Dispositions
Sales of disposed operation		$ 27		$ 65
Consideration from sale of business	13.0		116.9
Gain on sale of business, before tax			76.3
Gain on sale of investment	$ 13.0